Annual Fund Operating Expenses - Volatility Premium Plus ETF - Volatility Premium Plus ETF	Feb. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	1.45%